TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 6.6%
	CLO — 1.8%
1,665,000	Kubota Credit Owner Trust 2025-2 Series 2A A3(a)	4.4200	09/17/29	$ 1,665,714

	OTHER ABS — 4.8%
1,115,000	CNH Equipment Trust 2025-A Series A A3	4.3600	08/15/30	1,115,521
925,000	CNH Equipment Trust 2026-A Series A A3	4.0000	05/15/31	915,534
2,320,000	John Deere Owner Trust 2025 Series A A3	4.2300	09/17/29	2,318,669
				4,349,724
	TOTAL ASSET BACKED SECURITIES (Cost $6,024,635)			6,015,438

	CORPORATE BONDS — 29.6%
	CHEMICALS — 2.3%
1,340,000	Nutrien Ltd.	4.0000	12/15/26	1,338,556
805,000	Nutrien Ltd.	2.9500	05/13/30	756,158
				2,094,714
	COMMERCIAL SUPPORT SERVICES — 0.9%
450,000	Republic Services, Inc.	5.0000	04/01/34	453,188
360,000	Waste Management, Inc.	4.6250	02/15/33	358,190
				811,378
	ELECTRIC UTILITIES — 3.3%
1,820,000	American Electric Power Company, Inc.	3.2000	11/13/27	1,788,849
780,000	Electricite de France S.A.(a)	5.7000	05/23/28	794,874
405,000	National Rural Utilities Cooperative Finance Corporation	5.0500	09/15/28	408,939
				2,992,662
	GAS & WATER UTILITIES — 1.9%
1,795,000	NiSource, Inc.	3.4900	05/15/27	1,782,215

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
810,000	Cboe Global Markets, Inc.	3.6500	01/12/27	807,208

	MACHINERY — 0.8%
735,000	John Deere Capital Corporation	3.9000	06/07/32	709,359

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.6% (Continued)
	METALS & MINING — 3.3%
745,000	BHP Billiton Finance USA Ltd.	5.1250	02/21/32	$ 758,147
1,140,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	1,165,441
750,000	Rio Tinto Finance USA plc	5.0000	03/14/32	758,671
355,000	Rio Tinto Finance USA plc	5.0000	03/09/33	359,010
				3,041,269
	OIL & GAS PRODUCERS — 6.8%
1,520,000	Columbia Pipelines Holding Company, LLC(a)	6.0420	08/15/28	1,559,276
1,595,000	Columbia Pipelines Operating Company, LLC(a)	5.6950	10/01/54	1,530,221
965,000	Energy Transfer, L.P.	5.6000	09/01/34	986,684
1,825,000	Energy Transfer, L.P.	6.2500	04/15/49	1,828,942
345,000	Enterprise Products Operating, LLC	5.3500	01/31/33	354,555
				6,259,678
	REAL ESTATE INVESTMENT TRUSTS — 4.5%
760,000	American Tower Corporation	5.3500	03/15/35	766,421
1,270,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,259,266
260,000	Extra Space Storage, L.P.	3.9000	04/01/29	254,920
1,855,000	Healthpeak Properties, Inc.	3.5000	07/15/29	1,793,274
				4,073,881
	RETAIL - CONSUMER STAPLES — 1.4%
1,275,000	Dollar General Corporation	4.1250	05/01/28	1,266,360

	RETAIL - DISCRETIONARY — 1.6%
1,490,000	Tractor Supply Company	5.2500	05/15/33	1,501,638

	TRANSPORTATION & LOGISTICS — 1.9%
1,805,000	CSX Corporation	3.2500	06/01/27	1,787,212

	TOTAL CORPORATE BONDS (Cost $27,135,361)			27,127,574

	NON U.S. GOVERNMENT & AGENCIES — 2.9%
	SOVEREIGN — 2.9%
1,800,000	Israel Government International Bond	5.5000	03/12/34	1,829,362

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 2.9% (Continued)
	SOVEREIGN — 2.9% (Continued)
800,000	Mexico Government International Bond	6.8750	05/13/37	$ 840,640
				2,670,002
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $2,565,471)			2,670,002

	U.S. GOVERNMENT & AGENCIES — 58.4%
	AGENCY FIXED RATE — 43.1%
860,696	Fannie Mae Pool FM5537	2.0000	01/01/36	788,481
623,614	Fannie Mae Pool MA4316	2.5000	04/01/36	584,826
530,173	Fannie Mae Pool MA4366	2.5000	06/01/41	474,211
296,906	Fannie Mae Pool MA4475	2.5000	10/01/41	264,892
871,412	Fannie Mae Pool MA4617	3.0000	04/01/42	805,639
718,580	Fannie Mae Pool FM4053	2.5000	08/01/50	614,340
1,013,305	Fannie Mae Pool CA8897	3.0000	02/01/51	903,151
618,284	Fannie Mae Pool MA4258	3.5000	02/01/51	566,421
354,060	Fannie Mae Pool FM6550	2.0000	03/01/51	289,999
602,869	Fannie Mae Pool CB0855	3.0000	06/01/51	532,714
1,221,682	Fannie Mae Pool FS3744	2.0000	07/01/51	989,899
365,178	Fannie Mae Pool FS1807	3.5000	07/01/51	335,875
1,230,045	Fannie Mae Pool CB1384	2.5000	08/01/51	1,049,477
657,467	Fannie Mae Pool FS9085	3.0000	12/01/51	577,509
1,106,744	Fannie Mae Pool FS6141	2.0000	01/01/52	900,492
266,209	Fannie Mae Pool BU1322	2.5000	02/01/52	228,367
758,775	Fannie Mae Pool CB3486	3.5000	05/01/52	692,811
396,020	Fannie Mae Pool FS1704	4.0000	05/01/52	374,358
651,312	Fannie Mae Pool BV9960	4.0000	06/01/52	615,863
1,657,228	Fannie Mae Pool BV8017	4.5000	08/01/52	1,606,898
994,876	Fannie Mae Pool MA4733	4.5000	09/01/52	963,100
705,904	Fannie Mae Pool FS3159	4.5000	10/01/52	685,033
1,038,433	Fannie Mae Pool FS4075	5.0000	04/01/53	1,034,003
981,415	Fannie Mae Pool FS5044	4.5000	06/01/53	956,040
238,948	Fannie Mae Pool FS4621	5.0000	06/01/53	237,873
752,389	Fannie Mae Pool FS8291	5.5000	07/01/53	765,642

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 58.4% (Continued)
	AGENCY FIXED RATE — 43.1% (Continued)
910,838	Fannie Mae Pool FS6787	6.0000	01/01/54	$ 947,190
953,013	Fannie Mae Pool CB7980	5.5000	02/01/54	969,208
175,720	Fannie Mae Pool FS8138	6.5000	06/01/54	184,852
1,052,902	Fannie Mae Pool DG2249	5.0000	03/01/56	1,037,036
39,271	Ginnie Mae I Pool 723248	5.0000	10/15/39	39,994
181,987	Ginnie Mae I Pool 783060	4.0000	08/15/40	173,207
95,044	Ginnie Mae I Pool 783403	3.5000	09/15/41	87,906
73,744	Ginnie Mae II Pool 4520	5.0000	08/20/39	74,808
101,668	Ginnie Mae II Pool 4947	5.0000	02/20/41	102,291
186,777	Ginnie Mae II Pool MA3376	3.5000	01/20/46	172,847
118,903	Ginnie Mae II Pool MA3596	3.0000	04/20/46	107,159
315,818	Ginnie Mae II Pool MA3663	3.5000	05/20/46	290,519
114,310	Ginnie Mae II Pool MA3736	3.5000	06/20/46	105,784
199,090	Ginnie Mae II Pool MA4004	3.5000	10/20/46	184,136
132,969	Ginnie Mae II Pool MA4509	3.0000	06/20/47	118,704
158,712	Ginnie Mae II Pool MA4652	3.5000	08/20/47	146,336
195,117	Ginnie Mae II Pool MA4719	3.5000	09/20/47	180,083
199,445	Ginnie Mae II Pool MA4778	3.5000	10/20/47	182,711
157,960	Ginnie Mae II Pool MA4901	4.0000	12/20/47	150,161
135,514	Ginnie Mae II Pool MA4963	4.0000	01/20/48	128,808
125,088	Ginnie Mae II Pool MA6092	4.5000	08/20/49	121,884
134,958	Ginnie Mae II Pool MA6156	4.5000	09/20/49	131,768
503,907	Ginnie Mae II Pool BN2662	3.0000	10/20/49	449,622
125,003	Ginnie Mae II Pool MA6221	4.5000	10/20/49	123,137
126,044	Ginnie Mae II Pool MA6477	4.5000	02/20/50	123,492
195,033	Ginnie Mae II Pool MA6478	5.0000	02/20/50	196,752
197,156	Ginnie Mae II Pool MA6544	4.5000	03/20/50	192,957
141,510	Ginnie Mae II Pool MA6545	5.0000	03/20/50	142,960
854,762	Ginnie Mae II Pool MA6598	2.5000	04/20/50	734,192
207,818	Ginnie Mae II Pool MA6600	3.5000	04/20/50	190,605
175,340	Ginnie Mae II Pool MA6601	4.0000	04/20/50	165,794
149,721	Ginnie Mae II Pool MA6603	5.0000	04/20/50	150,774
768,157	Ginnie Mae II Pool MA7255	2.5000	03/20/51	658,729
567,432	Ginnie Mae II Pool MA7418	2.5000	06/20/51	486,592

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 58.4% (Continued)
	AGENCY FIXED RATE — 43.1% (Continued)
935,505	Ginnie Mae II Pool MA7419	3.0000	06/20/51	$ 834,020
854,617	Ginnie Mae II Pool MA7472	2.5000	07/20/51	732,861
974,972	Ginnie Mae II Pool CE1974	3.0000	08/20/51	879,468
927,648	Ginnie Mae II Pool CE1990	2.5000	09/20/51	794,173
1,006,701	Ginnie Mae II Pool MA7705	2.5000	11/20/51	863,269
1,058,799	Ginnie Mae II Pool MA7768	3.0000	12/20/51	943,927
802,341	Ginnie Mae II Pool MA7829	3.5000	01/20/52	729,974
761,476	Ginnie Mae II Pool MA7939	4.0000	03/20/52	716,954
886,536	Ginnie Mae II Pool MA7987	2.5000	04/20/52	760,039
830,840	Ginnie Mae II Pool MA8268	4.5000	09/20/52	806,489
831,986	Ginnie Mae II Pool MA8800	5.0000	04/20/53	826,032
1,013,847	Ginnie Mae II Pool MA8874	3.0000	05/20/53	908,101
1,002,380	Ginnie Mae II Pool MA8943	3.0000	06/20/53	897,208
697,306	Ginnie Mae II Pool MA9017	5.5000	07/20/53	706,557
810,644	Ginnie Mae II Pool MB0091	5.0000	12/20/54	802,539
171,527	Ginnie Mae II Pool MB0366	5.5000	05/20/55	172,905
				39,465,428
	U.S. TREASURY BILLS — 15.3%
745,000	United States Treasury Note	3.7500	08/31/26	744,973
460,000	United States Treasury Note	3.6250	08/31/30	450,333
575,000	United States Treasury Note	4.6250	04/30/31	585,804
1,815,000	United States Treasury Note	4.2500	08/15/35	1,795,148
1,895,000	United States Treasury Note	4.5000	02/15/44	1,812,094
5,775,000	United States Treasury Note	4.6250	05/15/54	5,510,274
3,175,000	United States Treasury Note	4.7500	08/15/55	3,095,253
				13,993,880
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $56,642,898)			53,459,308

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
SHORT-TERM INVESTMENT — 1.9%
MONEY MARKET FUND - 1.9%
1,698,697	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(b) (Cost $1,698,697)	$ 1,698,697

	TOTAL INVESTMENTS - 99.4% (Cost $94,067,062)	$ 90,971,019
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	528,168
	NET ASSETS - 100.0%	$ 91,499,187

LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
plc	- Public Limited Company
S.A.	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of Rule 144A securities is $5,550,085 or 6.1% of net assets.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.